Provisions for employee benefits - Analysis by geographical area related to the main actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum | Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.10%	1.40%
Rate of compensation increase	2.00%	1.90%
Rate of price inflation	1.00%	1.20%
Life expectations on retirement at age 65	14 years	14 years
Maximum | Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Discount rate	26.10%	25.90%
Rate of compensation increase	15.00%	20.00%
Rate of price inflation	14.00%	15.50%
Life expectations on retirement at age 65	24 years	23 years
Euro Area | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.20%	3.20%
Rate of compensation increase	2.00%	1.90%
Rate of price inflation		1.90%
Life expectations on retirement at age 65	21 years	21 years
Euro Area | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.60%	3.30%
Rate of compensation increase	3.40%	3.00%
Rate of price inflation	2.00%	2.10%
Life expectations on retirement at age 65	23 years	23 years
Rest of Europe | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.10%	1.40%
Rate of price inflation	1.00%	1.20%
Life expectations on retirement at age 65	23 years
Rest of Europe | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	5.50%	4.50%
Rate of compensation increase	2.80%	3.00%
Rate of price inflation	3.50%	3.40%
Life expectations on retirement at age 65	24 years	23 years
Africa | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.30%	3.20%
Rate of compensation increase	5.00%	5.00%
Rate of price inflation	3.00%	3.10%
Life expectations on retirement at age 65	14 years	14 years
Africa | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	26.10%	25.90%
Rate of compensation increase	15.00%	20.00%
Rate of price inflation	14.00%	15.50%
Life expectations on retirement at age 65	18 years	18 years
Other areas
Disclosure Of Benefit Plans [Line Items]
Discount rate	7.10%	6.90%
Rate of compensation increase	5.00%	5.00%
Rate of price inflation	3.50%	3.50%